Financial instruments and risk management (Details 4) - At fair value [member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Cebur Volarcb 19l [Member]
IfrsStatementLineItems [Line Items]
Increase in rate	0.50%
Decrease in rate	0.50%
Cebur Volarcb 19 [Member]
IfrsStatementLineItems [Line Items]
Decrease in caplets due to increase in interest hedging instruments	$ 14
Increase in caplets due to decrease in interest hedging instruments	$ (13)